Distribution Date:	11/17/23	BANK 2023-BNK45
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2023-BNK45

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			550 South Tryon Street, 23rd Floor, MAC D1086-23A | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	9		www.lnrpartners.com	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Bond / Collateral Reconciliation - Balances	10		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15	Certificate Administrator	Computershare Trust Company, N.A.
Mortgage Loan Detail (Part 1)	16		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Mortgage Loan Detail (Part 2)	17		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Principal Prepayment Detail	18	Trustee	Computershare Trust Company, N.A.
Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	21
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	22	Representations Reviewer
Specially Serviced Loan Detail - Part 2	23		CMBS Notices		cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541BBA5	5.431000%	12,454,000.00	11,167,948.84	140,151.98	50,544.28	0.00	0.00	190,696.26	11,027,796.86	30.06%	30.00%
A-2	06541BBB3	5.658000%	128,509,000.00	128,509,000.00	0.00	605,919.94	0.00	0.00	605,919.94	128,509,000.00	30.06%	30.00%
A-SB	06541BBC1	5.467000%	15,769,000.00	15,769,000.00	0.00	71,840.94	0.00	0.00	71,840.94	15,769,000.00	30.06%	30.00%
A-3	06541BBD9	5.075000%	3,008,000.00	3,008,000.00	0.00	12,721.33	0.00	0.00	12,721.33	3,008,000.00	30.06%	30.00%
A-4	06541BBE7	4.937000%	100,000,000.00	100,000,000.00	0.00	411,416.67	0.00	0.00	411,416.67	100,000,000.00	30.06%	30.00%
A-5	06541BBK3	5.203000%	209,226,000.00	209,226,000.00	0.00	907,169.06	0.00	0.00	907,169.06	209,226,000.00	30.06%	30.00%
A-S	06541BBS6	5.651000%	71,182,000.00	71,182,000.00	0.00	335,207.90	0.00	0.00	335,207.90	71,182,000.00	19.42%	19.38%
B	06541BBX5	6.148000%	34,335,000.00	34,335,000.00	0.00	175,909.65	0.00	0.00	175,909.65	34,335,000.00	14.28%	14.25%
C	06541BCC0	6.488527%	25,123,000.00	25,123,000.00	0.00	135,842.73	0.00	0.00	135,842.73	25,123,000.00	10.52%	10.50%
D	06541BAJ7	4.000000%	15,074,000.00	15,074,000.00	0.00	50,246.67	0.00	0.00	50,246.67	15,074,000.00	8.27%	8.25%
E	06541BAL2	4.000000%	7,537,000.00	7,537,000.00	0.00	25,123.33	0.00	0.00	25,123.33	7,537,000.00	7.14%	7.13%
F	06541BAN8	5.488527%	14,237,000.00	14,237,000.00	0.00	65,116.80	0.00	0.00	65,116.80	14,237,000.00	5.01%	5.00%
G	06541BAQ1	5.488527%	10,049,000.00	10,049,000.00	0.00	45,961.84	0.00	0.00	45,961.84	10,049,000.00	3.51%	3.50%
H*	06541BAS7	5.488527%	23,448,666.00	23,448,666.00	0.00	107,248.87	0.00	0.00	107,248.87	23,448,666.00	0.00%	0.00%
V	06541BAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541BAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	06541BAY4	6.488527%	35,260,614.01	35,192,927.10	7,376.42	190,291.89	0.00	0.00	197,668.31	35,185,550.68	0.00%	0.00%
Regular SubTotal			705,212,280.01	703,858,541.94	147,528.40	3,190,561.90	0.00	0.00	3,338,090.30	703,711,013.54

X-A	06541BBQ0	1.203856%	468,966,000.00	467,679,948.84	0.00	469,182.94	0.00	0.00	469,182.94	467,539,796.86
X-B	06541BBR8	0.545843%	130,640,000.00	130,640,000.00	0.00	59,424.07	0.00	0.00	59,424.07	130,640,000.00
X-D	06541BAA6	2.488527%	22,611,000.00	22,611,000.00	0.00	46,890.08	0.00	0.00	46,890.08	22,611,000.00
X-F	06541BAC2	1.000000%	14,237,000.00	14,237,000.00	0.00	11,864.17	0.00	0.00	11,864.17	14,237,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06541BAE8	1.000000%	10,049,000.00	10,049,000.00	0.00	8,374.17	0.00	0.00	8,374.17	10,049,000.00
X-H	06541BAG3	1.000000%	23,448,666.00	23,448,666.00	0.00	19,540.56	0.00	0.00	19,540.56	23,448,666.00
Notional SubTotal			669,951,666.00	668,665,614.84	0.00	615,275.99	0.00	0.00	615,275.99	668,525,462.86

Deal Distribution Total					147,528.40	3,805,837.89	0.00	0.00	3,953,366.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541BBA5	896.73589529	11.25357154	4.05847760	0.00000000	0.00000000	0.00000000	0.00000000	15.31204914	885.48232375
A-2	06541BBB3	1,000.00000000	0.00000000	4.71500004	0.00000000	0.00000000	0.00000000	0.00000000	4.71500004	1,000.00000000
A-SB	06541BBC1	1,000.00000000	0.00000000	4.55583360	0.00000000	0.00000000	0.00000000	0.00000000	4.55583360	1,000.00000000
A-3	06541BBD9	1,000.00000000	0.00000000	4.22916556	0.00000000	0.00000000	0.00000000	0.00000000	4.22916556	1,000.00000000
A-4	06541BBE7	1,000.00000000	0.00000000	4.11416670	0.00000000	0.00000000	0.00000000	0.00000000	4.11416670	1,000.00000000
A-5	06541BBK3	1,000.00000000	0.00000000	4.33583331	0.00000000	0.00000000	0.00000000	0.00000000	4.33583331	1,000.00000000
A-S	06541BBS6	1,000.00000000	0.00000000	4.70916664	0.00000000	0.00000000	0.00000000	0.00000000	4.70916664	1,000.00000000
B	06541BBX5	1,000.00000000	0.00000000	5.12333333	0.00000000	0.00000000	0.00000000	0.00000000	5.12333333	1,000.00000000
C	06541BCC0	1,000.00000000	0.00000000	5.40710624	0.00000000	0.00000000	0.00000000	0.00000000	5.40710624	1,000.00000000
D	06541BAJ7	1,000.00000000	0.00000000	3.33333355	0.00000000	0.00000000	0.00000000	0.00000000	3.33333355	1,000.00000000
E	06541BAL2	1,000.00000000	0.00000000	3.33333289	0.00000000	0.00000000	0.00000000	0.00000000	3.33333289	1,000.00000000
F	06541BAN8	1,000.00000000	0.00000000	4.57377256	0.00000000	0.00000000	0.00000000	0.00000000	4.57377256	1,000.00000000
G	06541BAQ1	1,000.00000000	0.00000000	4.57377251	0.00000000	0.00000000	0.00000000	0.00000000	4.57377251	1,000.00000000
H	06541BAS7	1,000.00000000	0.00000000	4.57377277	0.00000000	0.00000000	0.00000000	0.00000000	4.57377277	1,000.00000000
V	06541BAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541BAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	06541BAY4	998.08038198	0.20919715	5.39672650	0.00000000	0.00000000	0.00000000	0.00000000	5.60592365	997.87118483

Notional Certificates
X-A	06541BBQ0	997.25768785	0.00000000	1.00046259	0.00000000	0.00000000	0.00000000	0.00000000	1.00046259	996.95883467
X-B	06541BBR8	1,000.00000000	0.00000000	0.45486888	0.00000000	0.00000000	0.00000000	0.00000000	0.45486888	1,000.00000000
X-D	06541BAA6	1,000.00000000	0.00000000	2.07377294	0.00000000	0.00000000	0.00000000	0.00000000	2.07377294	1,000.00000000
X-F	06541BAC2	1,000.00000000	0.00000000	0.83333357	0.00000000	0.00000000	0.00000000	0.00000000	0.83333357	1,000.00000000
X-G	06541BAE8	1,000.00000000	0.00000000	0.83333367	0.00000000	0.00000000	0.00000000	0.00000000	0.83333367	1,000.00000000
X-H	06541BAG3	1,000.00000000	0.00000000	0.83333355	0.00000000	0.00000000	0.00000000	0.00000000	0.83333355	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/23 - 10/30/23	30	0.00	50,544.28	0.00	50,544.28	0.00	0.00	0.00	50,544.28	0.00
A-2	10/01/23 - 10/30/23	30	0.00	605,919.94	0.00	605,919.94	0.00	0.00	0.00	605,919.94	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	71,840.94	0.00	71,840.94	0.00	0.00	0.00	71,840.94	0.00
A-3	10/01/23 - 10/30/23	30	0.00	12,721.33	0.00	12,721.33	0.00	0.00	0.00	12,721.33	0.00
A-4	10/01/23 - 10/30/23	30	0.00	411,416.67	0.00	411,416.67	0.00	0.00	0.00	411,416.67	0.00
A-5	10/01/23 - 10/30/23	30	0.00	907,169.06	0.00	907,169.06	0.00	0.00	0.00	907,169.06	0.00
X-A	10/01/23 - 10/30/23	30	0.00	469,182.94	0.00	469,182.94	0.00	0.00	0.00	469,182.94	0.00
X-B	10/01/23 - 10/30/23	30	0.00	59,424.07	0.00	59,424.07	0.00	0.00	0.00	59,424.07	0.00
X-D	10/01/23 - 10/30/23	30	0.00	46,890.08	0.00	46,890.08	0.00	0.00	0.00	46,890.08	0.00
X-F	10/01/23 - 10/30/23	30	0.00	11,864.17	0.00	11,864.17	0.00	0.00	0.00	11,864.17	0.00
X-G	10/01/23 - 10/30/23	30	0.00	8,374.17	0.00	8,374.17	0.00	0.00	0.00	8,374.17	0.00
X-H	10/01/23 - 10/30/23	30	0.00	19,540.56	0.00	19,540.56	0.00	0.00	0.00	19,540.56	0.00
A-S	10/01/23 - 10/30/23	30	0.00	335,207.90	0.00	335,207.90	0.00	0.00	0.00	335,207.90	0.00
B	10/01/23 - 10/30/23	30	0.00	175,909.65	0.00	175,909.65	0.00	0.00	0.00	175,909.65	0.00
C	10/01/23 - 10/30/23	30	0.00	135,842.73	0.00	135,842.73	0.00	0.00	0.00	135,842.73	0.00
D	10/01/23 - 10/30/23	30	0.00	50,246.67	0.00	50,246.67	0.00	0.00	0.00	50,246.67	0.00
E	10/01/23 - 10/30/23	30	0.00	25,123.33	0.00	25,123.33	0.00	0.00	0.00	25,123.33	0.00
F	10/01/23 - 10/30/23	30	0.00	65,116.80	0.00	65,116.80	0.00	0.00	0.00	65,116.80	0.00
G	10/01/23 - 10/30/23	30	0.00	45,961.84	0.00	45,961.84	0.00	0.00	0.00	45,961.84	0.00
H	10/01/23 - 10/30/23	30	0.00	107,248.87	0.00	107,248.87	0.00	0.00	0.00	107,248.87	0.00
RR Interest	10/01/23 - 10/30/23	30	0.00	190,291.89	0.00	190,291.89	0.00	0.00	0.00	190,291.89	0.00
Totals			0.00	3,805,837.89	0.00	3,805,837.89	0.00	0.00	0.00	3,805,837.89	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	N/A	4.937000%	100,000,000.00	100,000,000.00	0.00	411,416.67	0.00	0.00	411,416.67	100,000,000.00
A-4-1	06541BBF4	N/A	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541BBG2	N/A	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541BBH0	N/A	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541BBJ6	N/A	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	5.203000%	209,226,000.00	209,226,000.00	0.00	907,169.06	0.00	0.00	907,169.06	209,226,000.00
A-5-1	06541BBL1	N/A	209,226,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541BBM9	N/A	209,226,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541BBN7	N/A	209,226,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541BBP2	N/A	209,226,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	5.651000%	71,182,000.00	71,182,000.00	0.00	335,207.90	0.00	0.00	335,207.90	71,182,000.00
A-S-1	06541BBT4	N/A	71,182,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541BBU1	N/A	71,182,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541BBV9	N/A	71,182,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541BBW7	N/A	71,182,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.148000%	34,335,000.00	34,335,000.00	0.00	175,909.65	0.00	0.00	175,909.65	34,335,000.00
B-1	06541BBY3	N/A	34,335,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541BBZ0	N/A	34,335,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541BCA4	N/A	34,335,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541BCB2	N/A	34,335,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.488527%	25,123,000.00	25,123,000.00	0.00	135,842.73	0.00	0.00	135,842.73	25,123,000.00
C-1	06541BCD8	N/A	25,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541BCE6	N/A	25,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541BCF3	N/A	25,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541BCG1	N/A	25,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,199,330,000.00	439,866,000.00	0.00	1,965,546.01	0.00	0.00	1,965,546.01	439,866,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	06541BBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541BBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	06541BBL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06541BBM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06541BBT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541BBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06541BBY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06541BBZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06541BCD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06541BCE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06541BBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541BBJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06541BBN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06541BBP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541BBV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541BBW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06541BCA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541BCB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06541BCF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541BCG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Additional Information

Total Available Distribution Amount (1)	3,953,366.29
Non-Retained Certificate Available Funds	3,755,697.98
Retained Certificate Available Funds	197,668.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,818,730.44	Master Servicing Fee	3,643.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,624.74
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	303.05
ARD Interest	0.00	Operating Advisor Fee	1,109.16
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,818,730.44	Total Fees	12,892.54

Principal		Expenses/Reimbursements
Scheduled Principal	147,528.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	147,528.40	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,805,837.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	147,528.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,953,366.29
Total Funds Collected	3,966,258.84	Total Funds Distributed	3,966,258.83

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	703,858,542.01	703,858,542.01	Beginning Certificate Balance	703,858,541.94
(-) Scheduled Principal Collections	147,528.40	147,528.40	(-) Principal Distributions	147,528.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	703,711,013.61	703,711,013.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	703,858,542.01	703,858,542.01	Ending Certificate Balance	703,711,013.54
Ending Actual Collateral Balance	703,711,013.61	703,711,013.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.07)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.07)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	4	16,100,130.22	2.29%	102	6.6773	1.755068	1.70 or less	12	358,017,289.42	50.88%	99	6.4549	1.224686
$5,000,001 to $15,000,000	7	57,068,481.20	8.11%	109	6.2762	1.925618	1.71 to 2.10	5	107,975,793.58	15.34%	108	6.6457	1.945557
$15,000,001 to $25,000,000	8	181,678,584.28	25.82%	85	5.8506	2.642661	2.11 to 2.50	7	139,809,346.33	19.87%	100	5.7865	2.293729
$25,000,001 to $35,000,000	2	64,034,268.09	9.10%	109	5.9081	1.565837	2.51 or greater	4	97,908,584.28	13.91%	78	6.0890	3.202434
$35,000,001 to $55,000,000	4	184,829,549.82	26.26%	109	6.5804	1.748996	Totals	28	703,711,013.61	100.00%	98	6.3005	1.822854
$55,000,001 or greater	3	200,000,000.00	28.42%	91	6.5526	1.204825
Totals	28	703,711,013.61	100.00%	98	6.3005	1.822854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	68,999,832.30	9.81%	110	6.7697	2.008616
							Industrial	2	78,970,000.00	11.22%	110	6.6706	0.057544
Alaska	3	49,560,625.35	7.04%	109	6.7500	1.969800
							Lodging	5	97,469,209.63	13.85%	108	6.5348	2.782112
Arizona	2	94,583,751.98	13.44%	108	6.4378	1.039280
							Mixed Use	3	69,600,000.00	9.89%	111	5.6757	1.692763
Arkansas	1	3,422,762.56	0.49%	74	6.8500	1.952300
							Office	12	198,145,000.00	28.16%	76	6.3326	2.115300
Florida	4	83,145,000.00	11.82%	63	6.7983	1.529997
							Retail	12	254,026,803.91	36.10%	103	6.2381	1.807413
Georgia	1	7,350,000.00	1.04%	108	6.5700	1.603800
							Self Storage	1	5,500,000.00	0.78%	111	6.4580	1.718200
Illinois	2	75,350,000.00	10.71%	111	6.1042	2.320528
							Totals	35	703,711,013.61	100.00%	98	6.3005	1.822854
Maryland	1	5,500,000.00	0.78%	111	6.4580	1.718200

Massachusetts	2	84,659,268.09	12.03%	110	5.8110	1.580202

Nevada	1	4,459,346.33	0.63%	110	6.2400	2.351200

New Jersey	1	50,000,000.00	7.11%	109	6.4200	1.543900

New York	2	24,250,000.00	3.45%	60	6.0131	1.991381

North Carolina	4	69,076,726.93	9.82%	108	6.4755	1.863219

Pennsylvania	5	32,503,673.47	4.62%	51	5.8750	2.800000

South Carolina	1	8,353,700.00	1.19%	110	6.0500	2.169100

Texas	2	17,496,326.53	2.49%	51	5.8750	2.800000

Virginia	1	25,000,000.00	3.55%	101	4.5000	2.406900

Totals	35	703,711,013.61	100.00%	98	6.3005	1.822854

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.9999% or less	1	25,000,000.00	3.55%	101	4.5000	2.406900	12 months or less	25	624,467,993.54	88.74%	97	6.3983	1.715217
	5.0000% to 5.9999%	6	149,583,751.98	21.26%	82	5.6925	2.539935	13 months or greater	3	79,243,020.07	11.26%	104	5.5297	2.671077
	6.0000% to 6.9999%	19	501,834,408.00	71.31%	101	6.5273	1.535612	Totals	28	703,711,013.61	100.00%	98	6.3005	1.822854
	7.0000% or greater	2	27,292,853.63	3.88%	110	7.1099	2.639282
	Totals	28	703,711,013.61	100.00%	98	6.3005	1.822854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	135,000,000.00	19.18%	50	6.3283	2.078404	Interest Only	17	444,565,000.00	63.17%	92	6.2761	1.610184
61 months to 84 months		1	3,422,762.56	0.49%	74	6.8500	1.952300	360 months or less	11	259,146,013.61	36.83%	107	6.3423	2.187689
	85 months or greater	23	565,288,251.05	80.33%	109	6.2905	1.761040	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	703,711,013.61	100.00%	98	6.3005	1.822854	Totals	28	703,711,013.61	100.00%	98	6.3005	1.822854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	91,419,781.20	12.99%	78	5.9095	2.341364			No outstanding loans in this group
	12 months or less	22	612,291,232.41	87.01%	101	6.3588	1.745436
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	703,711,013.61	100.00%	98	6.3005	1.822854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310963100	IN	Glendale	AZ	Actual/360	6.745%	406,573.61	0.00	0.00	N/A	01/06/33	--	70,000,000.00	70,000,000.00	11/06/23
2	310963078	OF	Chicago	IL	Actual/360	6.089%	340,814.86	0.00	0.00	N/A	02/01/33	--	65,000,000.00	65,000,000.00	11/01/23
3	310962900	OF	Orlando	FL	Actual/360	6.809%	381,114.86	0.00	0.00	N/A	01/11/28	--	65,000,000.00	65,000,000.00	11/11/23
4	300802347	MU	Cambridge	MA	Actual/360	5.510%	163,085.03	0.00	0.00	02/10/33	02/10/38	--	34,375,000.00	34,375,000.00	11/10/23
4A	310962597				Actual/360	5.510%	97,851.02	0.00	0.00	02/10/33	02/10/38	--	20,625,000.00	20,625,000.00	11/10/23
5	327200005	OF	Various	Various	Actual/360	5.875%	126,475.69	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	11/06/23
5A	310963354				Actual/360	5.875%	126,475.69	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	11/06/23
6	221006644	RT	Woodcliff Lake	NJ	Actual/360	6.420%	276,416.67	0.00	0.00	N/A	12/01/32	--	50,000,000.00	50,000,000.00	11/01/23
7	221007315	LO	Anchorage	AK	Actual/360	6.750%	288,280.49	36,018.56	0.00	N/A	12/01/32	--	49,596,643.91	49,560,625.35	11/01/23
8	327050001	RT	Concord	NC	Actual/360	6.548%	223,425.45	30,665.77	0.00	N/A	11/01/32	--	39,624,590.24	39,593,924.47	11/01/23
8A	327050101				Actual/360	6.548%	55,856.36	7,666.44	0.00	N/A	11/01/32	--	9,906,147.64	9,898,481.20	11/01/23
9	327200009	RT	Montgomery	AL	Actual/360	6.600%	259,586.25	0.00	0.00	N/A	01/01/33	--	45,675,000.00	45,675,000.00	11/05/23
10	453121107	RT	Boston	MA	Actual/360	6.370%	162,822.29	24,240.58	0.00	N/A	10/06/32	--	29,683,508.67	29,659,268.09	11/06/23
11	300802322	RT	Norfolk	VA	Actual/360	4.500%	96,875.00	0.00	0.00	N/A	04/01/32	--	25,000,000.00	25,000,000.00	11/01/23
12	310962710	LO	Scottsdale	AZ	Actual/360	5.563%	117,885.06	25,051.94	0.00	N/A	07/11/32	--	24,608,803.92	24,583,751.98	11/11/23
13	310962916	LO	Birmingham	AL	Actual/360	7.102%	142,738.69	15,220.51	0.00	N/A	01/11/33	--	23,340,052.81	23,324,832.30	11/11/23
14	327200014	RT	Valley Stream	NY	Actual/360	5.899%	101,593.89	0.00	0.00	N/A	01/06/28	--	20,000,000.00	20,000,000.00	11/06/23
15	221007475	OF	Boca Raton	FL	Actual/360	6.760%	105,624.06	0.00	0.00	N/A	01/01/33	--	18,145,000.00	18,145,000.00	11/01/23
16	221007494	RT	Various	Various	Actual/360	6.050%	43,520.46	0.00	0.00	N/A	01/05/33	--	8,353,700.00	8,353,700.00	11/05/23
16A	453121108				Actual/360	6.050%	34,625.38	0.00	0.00	N/A	01/05/33	--	6,646,300.00	6,646,300.00	11/05/23
17	221007510	MU	Arlington Heights	IL	Actual/360	6.200%	55,257.50	0.00	0.00	N/A	12/05/32	--	10,350,000.00	10,350,000.00	11/05/23
18	221007250	IN	Shelby	NC	Actual/360	6.090%	47,040.18	0.00	0.00	N/A	12/01/32	--	8,970,000.00	8,970,000.00	11/01/23
19	221007018	RT	Columbus	GA	Actual/360	6.570%	41,582.62	0.00	0.00	N/A	11/05/32	--	7,350,000.00	7,350,000.00	11/05/23
20	310962709	SS	Abingdon	MD	Actual/360	6.458%	30,585.81	0.00	0.00	N/A	02/11/33	--	5,500,000.00	5,500,000.00	11/11/23
21	221006952	RT	Carson City	NV	Actual/360	6.240%	23,981.42	3,696.59	0.00	N/A	01/01/33	--	4,463,042.92	4,459,346.33	11/01/23
22	221007281	MU	New York	NY	Actual/360	6.550%	23,971.18	0.00	0.00	N/A	12/01/32	--	4,250,000.00	4,250,000.00	11/01/23
23	410962808	RT	Fayetteville	NC	Actual/360	7.156%	24,467.20	2,565.29	0.00	N/A	12/11/32	--	3,970,586.62	3,968,021.33	11/11/23
24	410963236	RT	Little Rock	AR	Actual/360	6.850%	20,203.72	2,402.72	0.00	N/A	01/11/30	--	3,425,165.28	3,422,762.56	11/11/23
Totals							3,818,730.44	147,528.40	0.00				703,858,542.01	703,711,013.61
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	(196,009.34)	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	12,290,249.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	7,382,150.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	23,909,878.13	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	2,661,543.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	4,213,924.53	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	17,983,995.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	2,676,793.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	5,350,463.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,371,682.00	4,464,056.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	4,732,757.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	2,887,686.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	25,075,899.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,058,092.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,126,406.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	855,453.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	677,806.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	426,544.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	52,476.23	0.00
20	0.00	462,040.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	431,333.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	394,534.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	7,413.08	0.00
24	0.00	257,301.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	9,371,682.00	119,122,901.09				0.00	0.00	0.00	0.00	59,889.31	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.300457%	6.299957%	98
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.300491%	6.299991%	99
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.300538%	6.300038%	100
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.300572%	6.300072%	101
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.300606%	6.300106%	102
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.300652%	6.300152%	103
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.300685%	6.300185%	104
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.300730%	6.300230%	105
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.300763%	6.279493%	106
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

Note: Outstanding P & I Advances include the current period advance.

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		135,000,000	135,000,000		0	0
> 60 Months		568,711,014	568,711,014		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	703,711,014	703,711,014	0	0	0	0
Oct-23	703,858,542	703,858,542	0	0	0	0
Sep-23	704,039,277	704,039,277	0	0	0	0
Aug-23	704,184,985	704,184,985	0	0	0	0
Jul-23	704,329,887	704,329,887	0	0	0	0
Jun-23	704,508,093	704,508,093	0	0	0	0
May-23	704,651,204	704,651,204	0	0	0	0
Apr-23	704,827,686	704,827,686	0	0	0	0
Mar-23	704,969,025	704,969,025	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28